UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.9%
COMMUNICATIONS—TOWERS 1.2%
American Tower Corp.	37,600	$3,370,088
CONSUMER—CYCLICAL 11.1%
AIRLINES 1.8%
Alaska Air Group	49,200	4,844,232
APPAREL 1.6%
Hanesbrands	35,200	2,986,016
VF Corp.	23,100	1,455,762
		4,441,778
AUTOMOBILES 2.0%
Ford Motor Co.	174,800	2,873,712
Harley-Davidson	20,200	1,439,048
Honda Motor Co., Ltd. (Japan)	34,100	1,193,500
		5,506,260
HOME BUILDERS 1.1%
D.R. Horton	119,919	2,839,682
HOTELS, RESTAURANTS & LEISURE 0.9%
Las Vegas Sands Corp.	31,900	2,440,988
MEDIA 3.0%
The Walt Disney Co.	97,900	8,224,579
RETAIL 0.7%
Ross Stores	27,400	1,875,530
TOTAL CONSUMER—CYCLICAL		30,173,049
CONSUMER—NON-CYCLICAL 5.4%
BEVERAGE 1.0%
Anheuser-Busch InBev NV (ADR) (Belgium)	25,400	2,791,968
FOOD PRODUCTS 2.1%
Tyson Foods, Class A	136,400	5,791,544
RETAIL 2.3%
Costco Wholesale Corp.	23,900	2,772,878
CVS Caremark Corp.	43,200	3,383,424
		6,156,302
TOTAL CONSUMER—NON-CYCLICAL		14,739,814

	Number of Shares	Value
ENERGY 12.3%
OIL & GAS 10.8%
Anadarko Petroleum Corp.	48,200	$4,957,852
BP PLC (ADR) (United Kingdom)	31,200	1,574,040
Devon Energy Corp.	65,300	4,825,670
EOG Resources	39,800	4,210,840
Exxon Mobil Corp.	123,200	12,385,296
Marathon Petroleum Corp.	15,400	1,376,606
		29,330,304
OIL & GAS SERVICES 1.5%
Baker Hughes	19,000	1,339,880
Helmerich & Payne	12,223	1,343,919
Schlumberger Ltd.	14,800	1,539,792
		4,223,591
TOTAL ENERGY		33,553,895
FINANCIAL 22.5%
BANKS 7.1%
Bank of America Corp.	405,100	6,133,214
Capital One Financial Corp.	34,000	2,682,260
Comerica	25,400	1,218,438
Huntington Bancshares	275,300	2,552,031
Wells Fargo & Co.	131,800	6,692,804
		19,278,747
CREDIT CARD 1.0%
American Express Co.	29,700	2,717,550
DIVERSIFIED FINANCIAL SERVICES 9.2%
Ameriprise Financial	48,000	5,405,280
BlackRock	10,920	3,329,508
Citigroup	140,556	6,686,249
JPMorgan Chase & Co.	129,500	7,196,315
Morgan Stanley	82,800	2,555,208
		25,172,560
INSURANCE 5.2%
American International Group	104,300	5,639,501
Hartford Financial Services Group	112,700	3,905,055

	Number of Shares	Value
Prudential Financial	55,000	$4,518,800
		14,063,356
TOTAL FINANCIAL		61,232,213
HEALTH CARE 11.3%
BIOTECHNOLOGY 1.1%
Gilead Sciences(a)	36,000	2,923,560
HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
Zimmer Holdings	26,000	2,713,100
HEALTH CARE PROVIDERS & SERVICES 5.0%
Aetna	45,800	3,551,790
Cigna Corp.	49,100	4,408,198
Universal Health Services, Class B	64,100	5,741,437
		13,701,425
HEALTHCARE PRODUCTS 1.5%
Thermo Fisher Scientific	34,602	4,045,320
PHARMACEUTICAL 2.7%
Actavis PLC (Ireland)(a)	12,400	2,623,096
Perrigo Co. PLC (Ireland)	16,226	2,242,433
Pfizer	80,700	2,391,141
		7,256,670
TOTAL HEALTH CARE		30,640,075
INDUSTRIALS 8.0%
AEROSPACE & DEFENSE 1.5%
General Dynamics Corp.	12,100	1,429,252
Triumph Group	37,400	2,591,820
		4,021,072
AUTO MANUFACTURERS 1.0%
PACCAR	41,600	2,635,776
BUILDING PRODUCTS 1.7%
Eagle Materials	22,700	1,974,219
Owens Corning	67,340	2,761,613
		4,735,832
DIVERSIFIED MANUFACTURING 0.2%
General Electric Co.	24,900	667,071

	Number of Shares	Value
ELECTRICAL COMPONENT & EQUIPMENT 0.5%
TE Connectivity Ltd. (Switzerland)	23,000	$1,367,580
MACHINERY 1.9%
Pentair, Ltd. (Switzerland)	32,900	2,455,656
SPX Corp.	24,948	2,610,559
		5,066,215
ROAD & RAIL 1.2%
CSX Corp.	114,300	3,360,420
TOTAL INDUSTRIALS		21,853,966
MATERIALS—CHEMICALS 3.2%
Eastman Chemical Co.	38,700	3,415,662
Ecolab	24,100	2,631,479
Potash Corp. of Saskatchewan (Canada)	73,500	2,669,520
		8,716,661
REAL ESTATE 3.4%
OFFICE 0.8%
SL Green Realty Corp.	19,800	2,167,902
SELF STORAGE 1.3%
Extra Space Storage	69,600	3,643,560
SHOPPING CENTERS —REGIONAL MALL 1.3%
Simon Property Group	20,400	3,395,784
TOTAL REAL ESTATE		9,207,246
TECHNOLOGY 18.6%
COMMUNICATIONS EQUIPMENT 0.5%
F5 Networks(a)	12,600	1,367,730
COMPUTERS 5.7%
Apple	11,600	7,342,800
Hewlett-Packard Co.	241,500	8,090,250
		15,433,050
COMPUTERS & PERIPHERALS 2.0%
NetApp	94,300	3,490,043
Western Digital Corp.	21,500	1,888,775
		5,378,818
INTERNET SERVICE PROVIDER 0.4%
Yahoo!(a)	35,100	1,216,215

		Number of Shares	Value
SEMICONDUCTORS 6.5%
Avago Technologies Ltd. (Singapore)		117,100	$8,275,457
Broadcom Corp., Class A		112,400	3,582,188
NVIDIA Corp.		148,700	2,825,300
SanDisk Corp.		29,700	2,869,911
			17,552,856
SERVICES 3.5%
Citrix Systems(a)		133,500	8,272,995
Vantiv, Class A(a)		40,700	1,261,293
			9,534,288
TOTAL TECHNOLOGY			50,482,957
TELECOMMUNICATION SERVICES 0.6%
AT&T		48,100	1,706,107
UTILITIES—ELECTRIC UTILITIES 1.3%
NextEra Energy		35,000	3,407,600
TOTAL COMMON STOCK (Identified cost—$205,882,649)			269,083,671
SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)		1,300,000	1,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,300,000)			1,300,000
TOTAL INVESTMENTS (Identified cost—$207,182,649)	99.4%		270,383,671
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		1,701,641
NET ASSETS	100.0%		$272,085,312

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of May 31, 2014.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$269,083,671	$269,083,671	$—	$—
Money Market Funds	1,300,000	—	1,300,000	—
Total Investments(a)	$270,383,671	$269,083,671	$1,300,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of May 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$207,182,649
Gross unrealized appreciation	$64,597,491
Gross unrealized depreciation	(1,396,469)
Net unrealized appreciation	$63,201,022

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin			Name: James Giallanza
Title: President and Principal			Title: Treasurer and Principal
Executive Officer			Financial Officer

Date: July 25, 2014